THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

           DESCRIPTION              SHARES       VALUE
---------------------------------  ---------  -----------
COMMON STOCKS (89.9%)
BASIC INDUSTRIES (15.5%)

ALUMINUM (0.4%)
 Sankyo Aluminum Industry Co.
  Ltd............................
                                     120,000  $   642,712
 Showa Aluminum Co...............
                                     180,000      871,671
                                              -----------
                                                1,514,383
                                              -----------
CHEMICALS (4.8%)
 Central Glass Co. Ltd.(a).......
                                     200,000      676,029
 Daiso Co. Ltd...................
                                     262,000    1,248,465
 Denki Kagaku Kogyo K.K.(a)......
                                      25,000       90,799
 Kaneka Corp.....................
                                      32,000      201,762
 Kumiai Chemical Industrial
  Co.............................
                                     250,000    1,433,414
 Kyowa Hakko Kogyo Co. Ltd.......
                                      70,000      660,339
 Matsumoto Yushi-Seiyaku Co......
                                      19,000      368,039
 Mitsubishi Chemicals Corp.......
                                     370,000    1,798,935
 Mitsui Toatsu Chemicals Inc.....
                                   1,000,000    4,019,370
 Nippon Steel Chemical(a)........
                                     354,000    1,590,857
 Nippon Zeon Co. Ltd.(a).........
                                     200,000    1,075,061
 Nissan Chemical Industries
  Ltd............................
                                      22,000      145,957
 Sekisui Plastics Co., Ltd.......
                                     200,000    1,053,753
 Showa Denko K.K.(a).............
                                     525,000    1,647,458
 Toagosei Chemical Industry Co.
  Ltd............................
                                      20,000      106,150
 Tosoh Corp.(a)..................
                                      50,000      240,678
 UBE Industries Ltd.(a)..........
                                     950,000    3,588,378
                                              -----------
                                               19,945,444
                                              -----------
CONTAINERS & GLASS (0.6%)
 Hokkai Can Co...................
                                     213,000    1,458,508
 Ishizuka Glass Co. Ltd..........
                                     150,000      758,354
 Nippon Sheet Glass Co. Ltd......
                                      55,000      239,177
 Yamamura Glass Co. Ltd..........
                                      15,000       89,056
                                              -----------
                                                2,545,095
                                              -----------
DIVERSIFIED MANUFACTURING (2.0%)
 Fuji Denki Reiki................
                                     129,000    1,724,165
 Itoki Crebio Corp...............
                                     120,000      929,782
 Lion Corp.......................
                                     250,000    1,474,576
 Organo Co.......................
                                      20,000      218,886
 Ryobi Ltd.......................
                                     150,000      771,429
 Sun Wave Industrial.............
                                     100,000    1,375,303
 Uni-Charm Corp..................
                                      80,000    2,014,528
                                              -----------
                                                8,508,669
                                              -----------
           DESCRIPTION              SHARES       VALUE
---------------------------------  ---------  -----------

FOREST PRODUCTS & PAPER (1.7%)
 Chuetsu Pulp and Paper Co.
  Ltd.(a)........................
                                      75,000  $   447,458
 Mitsubishi Pencil Co. Ltd.......
                                      10,000       87,167
 New Oji Paper Co., Ltd..........
                                     110,000      995,061
 Nippon Paper Industries.........
                                     250,000    1,736,077
 Sumitomo Forestry Co............
                                     250,000    3,825,666
                                              -----------
                                                7,091,429
                                              -----------
INDUSTRIAL MATERIALS (1.9%)
 Achilles Corp...................
                                     639,000    2,469,356
 Dowa Mining Co. Ltd.............
                                     100,000      482,324
 Mitsui Mining & Smelting(a).....
                                     450,000    1,804,358
 Nichias Corp....................
                                      75,000      392,978
 Sumitomo Light Metal
  Industries(a)..................
                                     100,000      354,479
 Yokogawa Bridge Corp............
                                      25,000      377,724
 Yokohama Rubber Co. Ltd.........
                                     300,000    1,815,981
                                              -----------
                                                7,697,200
                                              -----------
STEEL (4.1%)
 Daido Steel Co. Ltd.............
                                     400,000    2,014,528
 Nakayama Steel Works Ltd........
                                      40,000      220,048
 Nippon Yakin Kogyo Co.
  Ltd.(a)........................
                                      15,000       69,443
 Nisshin Steel Co. Ltd...........
                                     650,000    2,625,182
 NKK Corp.(a)....................
                                     750,000    2,019,370
 Sanyo Special Steel Co..........
                                      30,000      130,169
 Sumitomo Metal Industries(a)....
                                   3,206,000    9,718,915
                                              -----------
                                               16,797,655
                                              -----------
  Total Basic Industries.........
                                               64,099,875
                                              -----------
CAPITAL GOODS (13.8%)
BUILDING CONSTRUCTION & ENGINEERING (3.1%)
 Dai Dan Co. Ltd.................
                                      50,000      644,068
 Daito Trust Construction Co.
  Ltd............................
                                      39,600      467,913
 Hitachi Plant Engineering &
  Construction Co................
                                      20,000      149,734
 Matsui Construction Co. Ltd.....
                                     200,000    1,557,385
 Nippon Hodo Co..................
                                     115,000    1,949,153
 Nippon Road Co. Ltd.............
                                     130,000    1,095,400
 Nishimatsu Construction Co.
  Ltd............................
                                      25,000      292,978
 Nittoc Construction Co..........
                                      73,000      578,344
 Okumura Corp....................
                                     205,000    1,866,344
 Toenec Corp.....................
                                      80,000      712,833
 Tokyo Denki Komusho.............
                                      50,000      513,317
 Toyo Construction Co............
                                     520,000    3,031,864
                                              -----------
                                               12,859,333
                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

           DESCRIPTION              SHARES       VALUE
---------------------------------  ---------  -----------
ELECTRICAL EQUIPMENT (4.8%)
 Alps Electric Co. Ltd...........
                                     100,000  $ 1,152,542
 Fuji Electric Co., Ltd..........
                                     700,000    3,559,322
 Hitachi.........................
                                     650,000    6,547,215
 Kokusai Electric Co.............
                                      50,000    1,046,005
 Matsushita Refrigeration Co.....
                                     125,000      907,990
 Mitsubishi Electric Corp.
  Ltd............................
                                     450,000    3,238,257
 Nippon Columbia Co. Ltd.(a).....
                                     290,000    1,994,189
 Toshiba Corp....................
                                     150,000    1,175,303
                                              -----------
                                               19,620,823
                                              -----------
INDUSTRIAL MACHINERY (5.9%)
 Aichi Corp......................
                                     150,000    1,330,751
 Daikin Industries...............
                                     400,000    3,912,833
 Eagle Industry Co...............
                                      48,000      316,126
 Ebara Corp......................
                                     260,000    3,802,421
 Ishikawajima-Harima Heavy
  Industries.....................
                                   1,036,000    4,364,746
 Kitz Corp.......................
                                     250,000    1,019,370
 Minebea Co. Ltd.................
                                     180,000    1,509,734
 Mitsubishi Heavy Industries
  Ltd............................
                                     250,000    1,992,736
 Niigata Engineering Co.
  Ltd.(a)........................
                                     150,000      473,608
 Okamura Corp....................
                                     300,000    2,295,399
 OSG Corporation.................
                                      10,000       68,571
 Sanden Corp.....................
                                      50,000      320,581
 Shin Nippon Machinery...........
                                      48,000      359,361
 Tsubakimoto Chain...............
                                     135,000      811,961
 Yaskawa Electric Manufacturing
  Co. Ltd.(a)....................
                                     370,000    1,745,182
                                              -----------
                                               24,323,380
                                              -----------
    Total Capital Goods..........
                                               56,803,536
                                              -----------
CONSUMER BASICS (7.0%)
DRUGS & HEALTH CARE (2.4%)
 Chugai Pharmaceutical Co.
  Ltd............................
                                     438,000    4,195,467
 Dai Ichi Pharmaceutical Co.
  Ltd............................
                                     100,000    1,423,729
 Eisai Co. Ltd...................
                                     100,000    1,753,027
 Kaken Pharmaceutical Co.........
                                     200,000    1,801,453
 Kissei Pharmaceutical Co........
                                      25,000      755,448
                                              -----------
                                                9,929,124
                                              -----------
FOOD, BEVERAGES & TOBACCO (2.7%)
 Ezaki Glico Co. Ltd.............
                                      55,000      531,622
 Itoham Foods Inc................
                                     350,000    2,644,068
 Japan Tobacco Inc...............
                                         215    1,863,680
 Marudai Food Co. Ltd............
                                      10,000       71,671
 Maruha Corp.(a).................
                                      25,000       84,504
           DESCRIPTION              SHARES       VALUE
---------------------------------  ---------  -----------
FOOD, BEVERAGES & TOBACCO (CONTINUED)
 Morinaga Milk Industry Co.
  Ltd............................
                                     295,000  $ 1,382,857
 Nippon Suisan Kaisha Ltd.(a)....
                                     400,000    1,654,237
 Shinobu Foods Products Co.......
                                      85,000      539,225
 Snow Brand Milk Products Co.
  Ltd............................
                                     202,000    1,291,235
 Yamazaki Baking Co. Ltd.........
                                      50,000      929,782
                                              -----------
                                               10,992,881
                                              -----------
RETAIL GROCERY (1.9%)
 Daiei Inc.......................
                                     200,000    2,421,307
 Familymart Co...................
                                      35,000    1,579,661
 Kansai Super Market Ltd.(a).....
                                      70,000      847,458
 Nagasakiya Co.(a)...............
                                     275,000    1,179,903
 Seiyu Ltd.......................
                                     130,000    1,611,622
 Yaohan Japan Corp...............
                                      50,000      438,257
                                              -----------
                                                8,078,208
                                              -----------
    Total Consumer Basics........
                                               29,000,213
                                              -----------
CONSUMER DURABLE GOODS (5.5%)
AUTO & TRUCKS (4.7%)
 Fuji Heavy Industry(a)..........
                                     380,000    1,497,918
 Honda Motor Co..................
                                     352,000    7,261,598
 Komatsu Forklift Co. Ltd........
                                      25,000      165,860
 Mitsubishi Motors Corp..........
                                     450,000    3,665,375
 Nissan Diesel Motor Co.(a)......
                                     300,000    1,397,579
 Shinmaywa Industries Ltd........
                                      50,000      412,591
 Toyota Auto Body Co. Ltd........
                                     100,000      922,034
 Toyota Motor Corp...............
                                     200,000    4,242,131
                                              -----------
                                               19,565,086
                                              -----------
AUTO PARTS (0.8%)
 Topy Industries Co. Ltd.........
                                     230,000    1,055,884
 Toyota Tsusho Corp..............
                                      25,000      161,259
 Unisia JECS Corp................
                                      35,000      206,780
 Zexel Corporation...............
                                     250,000    1,699,758
                                              -----------
                                                3,123,681
                                              -----------
    Total Consumer Durable
     Goods.......................
                                               22,688,767
                                              -----------
CONSUMER NON-DURABLE GOODS (3.0%)
APPAREL & TEXTILES (0.9%)
 Gunze Ltd.......................
                                      30,000      181,598
 Kurabo Industries...............
                                     450,000    1,721,550
 Tomiya Apparel Co...............
                                     229,000    1,745,501
 Toyobo Co. Ltd..................
                                      25,000       89,830
                                              -----------
                                                3,738,479
                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

           DESCRIPTION              SHARES       VALUE
---------------------------------  ---------  -----------
RETAIL TRADE (1.3%)
 Izumiya Co. Ltd.................
                                     147,000  $ 2,349,152
 Keiyo Co. Ltd...................
                                      25,000      290,557
 Marutomi Group Co...............
                                      70,000      718,644
 Parco Co........................
                                      50,000      527,845
 Takashimaya Co. Ltd.............
                                     100,000    1,598,063
                                              -----------
                                                5,484,261
                                              -----------
SPORTING GOODS (0.8%)
 Mizuno Corp.....................
                                     350,000    3,033,898
                                              -----------
    Total Consumer Non-Durable
     Goods.......................
                                               12,256,638
                                              -----------
CONSUMER SERVICES (1.9%)
LEISURE & MEDIA (1.9%)
 Asatsu Inc......................
                                      30,000    1,261,017
 Daiwa Kosho Lease Co. Ltd.......
                                      15,000      149,637
 Gakken Co. Ltd.(a)..............
                                     273,000    1,797,966
 Japan Airport Terminals.........
                                      80,000      968,523
 Kinki Nippon Tourist Co.
  Ltd.(a)........................
                                     192,000    1,355,622
 Kyodo Printing Co...............
                                      90,000    1,124,455
 Shin Nippon Air Technologies
  Co.............................
                                      10,000      151,090
 Tokyo Broadcasting System
  Inc............................
                                      10,000      164,649
 Toppan Printing Co. Ltd.........
                                      50,000      658,596
                                              -----------
                                                7,631,555
                                              -----------
    Total Consumer Services......
                                                7,631,555
                                              -----------
ENERGY (1.4%)
DOMESTIC OIL (1.4%)
 Cosmo Oil Company Ltd...........
                                     900,000    4,916,223
 Mitsubishi Oil Company Ltd......
                                      25,000      222,034
 Showa Shell Sekiyu K.K..........
                                      50,000      418,886
                                              -----------
                                                5,557,143
                                              -----------
    Total Energy.................
                                                5,557,143
                                              -----------
FINANCE (22.5%)
BANKS (16.3%)
 Asahi Bank Limited..............
                                     650,000    8,184,019
 Bank of Ryukyus.................
                                      40,000    1,472,155
 Chuo Trust and Banking Co.
  Ltd............................
                                     275,000    2,663,438
 Dai Ichi Kangyo Bank Ltd........
                                     325,000    6,389,830
 Daiwa Bank Ltd..................
                                     900,000    7,278,450
 Fukui Bank......................
                                     600,000    3,196,126
 Hokkaido Takushoku Bank(a)......
                                     890,000    2,637,676
 Hyakugo Bank....................
                                     400,000    2,285,714
 Industrial Bank of Japan Ltd....
                                     315,000    9,549,152
           DESCRIPTION              SHARES       VALUE
---------------------------------  ---------  -----------
BANKS (CONTINUED)
 Juroku Bank.....................
                                     300,000  $ 1,557,385
 Kita-Nippon Bank................
                                      15,000      828,087
 Kiyo Bank.......................
                                     210,000    1,059,661
 Kyushu Bank.....................
                                      96,000      399,806
 Miyazaki Bank...................
                                     153,000    1,001,724
 Nanto Bank Ltd..................
                                     201,000    1,382,179
 Nippon Credit Bank..............
                                     150,000      685,714
 North Pacific Bank..............
                                      30,000      153,705
 Sakura Bank Ltd.................
                                     426,000    5,404,939
 Shinwa Bank.....................
                                      89,000      518,915
 Sumitomo Bank Ltd...............
                                     190,000    4,030,024
 Suruga Bank Ltd.................
                                     103,000      693,317
 Toyo Trust and Banking Co.
  Ltd............................
                                     200,000    1,766,586
 Yasuda Trust & Banking Co.
  Ltd............................
                                     658,000    3,893,830
                                              -----------
                                               67,032,432
                                              -----------
FINANCIAL SERVICES (3.6%)
 Daiwa Securities Co. Ltd........
                                      75,000    1,147,700
 Diamond Lease Co. Ltd...........
                                     100,000    1,355,932
 Nichiei Co......................
                                     150,000      591,283
 Nikko Securities Co. Ltd........
                                     103,000    1,326,780
 Nomura Securities Co. Ltd.......
                                     489,000   10,656,174
                                              -----------
                                               15,077,869
                                              -----------
INSURANCE (1.5%)
 Chiyoda Fire & Marine Insurance
  Co. Ltd........................
                                     202,000    1,154,286
 Fuji Fire and Marine............
                                     250,000    1,317,191
 Koa Fire & Marine Insurance Co.
  Ltd............................
                                     150,000      918,160
 Tokio Marine & Fire Insurance
  Co. Ltd........................
                                     200,000    2,615,012
                                              -----------
                                                6,004,649
                                              -----------
REAL ESTATE (1.1%)
 Daiwa Danchi Co. Ltd.(a)........
                                     150,000      803,390
 Mitsui Fudosan Co. Ltd..........
                                     180,000    2,214,044
 Tokyu Land Corp.(a).............
                                     330,000    1,438,257
                                              -----------
                                                4,455,691
                                              -----------
    Total Finance................
                                               92,570,641
                                              -----------
SHELTER (0.9%)
CONSTRUCTION MATERIALS (0.6%)
 Daiken Corp.....................
                                      25,000      215,254
 Komai Tekko Inc.................
                                      40,000      301,404

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

           DESCRIPTION              SHARES       VALUE
---------------------------------  ---------  -----------
CONSTRUCTION MATERIALS (CONTINUED)
 Sanyo Industries................
                                     117,000  $   662,906
 Sumitomo Electric Industries....
                                     100,000    1,200,969
 Toyo Shutter Co. Ltd............
                                      36,000      247,554
                                              -----------
                                                2,628,087
                                              -----------
HOMEBUILDERS (0.3%)
 Daiwa House Industry Co. Ltd....
                                      25,000      411,622
 Mitsui Home Co. Ltd.............
                                      30,000      479,419
 Sekisui House Ltd...............
                                      25,000      319,613
                                              -----------
                                                1,210,654
                                              -----------
    Total Shelter................
                                                3,838,741
                                              -----------
TECHNOLOGY (6.3%)
ELECTRONICS (5.3%)
 Amada Metrecs Co. Ltd...........
                                      20,000      319,613
 Casio Computer Co. Ltd..........
                                     105,000    1,027,119
 Kenwood Corp.(a)................
                                     100,000      601,453
 Kyocera Corp....................
                                      20,000    1,485,714
 Matsushita Electric Industries
  Co. Ltd........................
                                     430,000    6,996,610
 Ryoyo Electro Corp..............
                                      50,000    1,142,857
 Sanken Electric Co..............
                                     100,000      886,199
 Sony Corp.......................
                                     110,000    6,594,673
 Tec Corp.(a)....................
                                     200,000      984,019
 Tokai Rika Denki Co.............
                                      80,000      719,806
 Victor Co. of Japan, Ltd.(a)....
                                     100,000    1,268,765
                                              -----------
                                               22,026,828
                                              -----------
OFFICE & BUSINESS EQUIPMENT (1.0%)
 Canon Inc.......................
                                      50,000      905,569
 Ricoh Corp. Ltd.................
                                     300,000    3,283,293
                                              -----------
                                                4,188,862
                                              -----------
SOFTWARE (0.0%)*
 Hitachi Software Engineering
  Co.............................
                                       3,000       78,450
                                              -----------
    Total Technology.............
                                               26,294,140
                                              -----------
TRANSPORT & TRADE SERVICES (6.8%)
RAILROADS & EQUIPMENT (2.7%)
 East Japan Railway Co...........
                                       1,600    7,779,177
 Nagoya Railroad Co. Ltd.........
                                     200,000    1,007,264
 Tobu Railway Co.................
                                     400,000    2,502,663
                                              -----------
                                               11,289,104
                                              -----------
           DESCRIPTION              SHARES       VALUE
---------------------------------  ---------  -----------

TRUCKING & LEASING (1.4%)
 Hitachi Transport System........
                                       4,000  $    38,741
 Itochu Warehouse Co. Ltd........
                                      47,000      240,804
 Kanagawa Chuo Kotsu.............
                                      45,000      257,143
 Kawasaki Kisen Kaisha Ltd.(a)...
                                     671,000    2,131,603
 Nippon Express Co. Ltd..........
                                     150,000    1,444,068
 Sankyu Inc......................
                                     150,000      620,339
 Senko Co. Ltd...................
                                     136,000      835,099
                                              -----------
                                                5,567,797
                                              -----------
WHOLESALE DISTRIBUTION (2.7%)
 Kamei Corp......................
                                      10,000      124,939
 Kanematsu Corp..................
                                   1,206,000    4,707,196
 Kawasho Corp.(a)................
                                     152,000      635,971
 Marubeni Corp...................
                                     700,000    3,789,830
 Tomen Corp......................
                                     285,000    1,051,671
 Yuasa Trading Co., Ltd..........
                                     150,000      813,559
                                              -----------
                                               11,123,166
                                              -----------
    Total Transport & Trade
     Services....................
                                               27,980,067
                                              -----------
UTILITIES (5.3%)
ELECTRIC UTILITIES (2.7%)
 Shikoku Electric Power Inc......
                                     100,000    2,305,085
 Tohoku Electric Power Co.
  Inc............................
                                     140,000    3,376,271
 Tokyo Electric Power............
                                     200,000    5,346,247
                                              -----------
                                               11,027,603
                                              -----------
GAS & PIPELINES (0.6%)
 Hokuriku Gas Co.................
                                     204,000      810,073
 Osaka Gas Co. Ltd...............
                                     488,000    1,687,322
                                              -----------
                                                2,497,395
                                              -----------
TELEPHONE (2.0%)
 Nippon Telegraph & Telephone....
                                       1,000    8,087,167
                                              -----------
    Total Utilities..............
                                               21,612,165
                                              -----------
    Total Common Stocks (cost
     $364,772,644)...............
                                              370,333,481
                                              -----------
WARRANTS (0.0%)*
SHELTER (0.0%)*
HOMEBUILDERS (0.0%)*
 Maeda Corporation, US$ warrants,
  expiring February 5, 1997(a)
  (cost $207,813)................
                                         125      173,438

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                    AMOUNT
                                      (IN
                                   JAPANESE
           DESCRIPTION               YEN)        VALUE
---------------------------------  ---------  -----------
CONVERTIBLE BONDS (7.3%)
CAPITAL GOODS (3.1%)
ELECTRICAL EQUIPMENT (3.1%)
 Fujitsu Ltd. 2.00% Due March 31,
  2004...........................
                                   150,000,00 $ 1,765,133
 Hitachi Ltd. 2.70% Due March 31,
  1997...........................
                                   289,000,00   3,582,760
 NEC Corporation 1.90% Due March
  30, 2001.......................
                                   600,000,00   7,624,213
                                              -----------
 Total Capital Goods.............
                                               12,972,106
                                              -----------
CONSUMER DURABLE GOODS (0.8%)
AUTO & TRUCKS (0.8%)
 Toyota Motor Corp. 1.70% Due May
  31, 1996.......................
                                   220,000,00   3,172,688
                                              -----------
FINANCE (2.6%)
BANKS (2.6%)
 Bank of Tokyo Cayman Finance
  4.25% Due March 31, 2049.......
                                   800,000,00  10,692,494
                                              -----------
SHELTER (0.4%)
HOMEBUILDERS (0.4%)
 SXL Corp. 2.70% Due March 29,
  2002...........................
                                   150,000,00   1,675,061
                                              -----------

                                   PRINCIPAL
                                    AMOUNT
                                    (IN US
           DESCRIPTION             DOLLARS)      VALUE
---------------------------------  ---------  -----------
FINANCE (0.4%)
FINANCIAL SERVICES (0.4%)
 Daiwa International Finance
  5.65% Due August 30, 1996......
                                   $1,300,000 $ 1,677,000
                                              -----------
    Total Convertible Bonds (cost
     $28,618,497)
                                               30,189,349
                                              -----------
SHORT TERM INVESTMENT (2.4%)
EURO-DOLLAR TIME DEPOSIT (2.4%)
 State Street Cayman Island Time
  Deposit 5.25% Due January 2,
  1996 (cost $9,993,000).........
                                   9,993,000    9,993,000
                                              -----------
TOTAL INVESTMENTS (99.6%)
 (COST $403,591,954)(B)..........
                                              $410,689,268
OTHER ASSETS IN EXCESS OF
 LIABILITIES (0.4%)..............
                                                1,801,936
                                              -----------
NET ASSETS.......................
                                              $412,491,204
                                              -----------
                                              -----------

(a) Non-income producing security.

(b) The cost of investments for Federal Income Tax purposes at December 31, 1995, was $403,622,644, the aggregate gross unrealized appreciation and depreciation of investments was $22,608,082,and $15,541,458, respectively, resulting in net unrealized appreciation of $7,066,624.

 *  Less than 0.1%.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at Value (Cost $403,591,954)                                      $410,689,268
Foreign Currency, at Value (Cost $4,544,695)                                     4,520,047
Cash                                                                                   992
Receivable for Investments Sold                                                    875,246
Dividends and Interest Receivable                                                  257,109
Deferred Organization Expense                                                       27,955
                                                                               -----------
    Total Assets                                                               416,370,617
                                                                               -----------

LIABILITIES
Payable for Investments Purchased                                                3,471,713
Advisory Fee Payable                                                               238,553
Custody Fee Payable                                                                126,425
Administration Fee Payable                                                           2,265
Fund Services Fee Payable                                                            1,571
Administrative Services Fee Payable                                                    851
Accrued Trustees' Fees and Expenses                                                    674
Accrued Expenses and Other Liabilities                                              37,361
                                                                               -----------
    Total Liabilities                                                            3,879,413
                                                                               -----------

NET ASSETS
Applicable to Investors' Beneficial Interests                                  $412,491,204
                                                                               -----------
                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD MARCH 28, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (Net of $519,585 Foreign Withholding Taxes)              $ 2,078,331
Interest (Net of $33,665 Foreign Withholding Taxes)                    607,344
                                                                   -----------
                                                                                $2,685,675
    Investment Income

EXPENSES
Advisory Fee                                                         1,777,126
Custodian Fees and Expenses                                            334,250
Financial and Fund Accounting Services Fees                            147,123
Professional Fees                                                       53,860
Fund Services Fee                                                       21,727
Administration Fee                                                      17,418
Trustees' Fees and Expenses                                              7,957
Amortization of Organization Expense                                     5,045
Administrative Services Fee                                                851
Miscellaneous                                                            5,535
                                                                   -----------
                                                                                (2,370,892)
    Total Expenses
                                                                                ----------

                                                                                   314,783
NET INVESTMENT INCOME

NET REALIZED GAIN (LOSS) ON
    Investment Transactions                                          5,350,019
    Foreign Currency Transactions                                     (338,908)
                                                                   -----------
                                                                                 5,011,111
      Net Realized Gain

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    Investments                                                      7,097,314
    Foreign Currency Translations                                      (21,736)
                                                                   -----------
                                                                                 7,075,578
      Net Change in Unrealized Appreciation (Depreciation)
                                                                                ----------

                                                                                $12,401,472
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                                ----------
                                                                                ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MARCH 28, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,1995
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                          $   314,783
Net Realized Gain on Investments and Foreign Currency Transactions               5,011,111
Net Change in Unrealized Appreciation (Depreciation) of Investments and          7,075,578
 Foreign Currency Translations
                                                                               -----------
    Net Increase in Net Assets Resulting from Operations                        12,401,472
                                                                               -----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                                  465,133,508
Withdrawals                                                                    (65,143,876)
                                                                               -----------
    Net Increase from Investors' Transactions                                  399,989,632
                                                                               -----------
    Total Increase in Net Assets                                               412,391,104

NET ASSETS
Beginning of Period                                                                100,100
                                                                               -----------
End of Period                                                                  $412,491,204
                                                                               -----------
                                                                               -----------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
FOR THE PERIOD MARCH 28, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,1995
--------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS
                                                                                     0.87%(a)
  Expenses
                                                                                     0.12%(a)
  Net Investment Income
                                                                                       60%(b)
  Portfolio Turnover

------------------------

(a) Annualized.

(b) Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Japan Equity Portfolio (the "Portfolio"), one of three portfolios comprising The Series Portfolio (the "Series Portfolio"), is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on March 28, 1995. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of issuers that have their principal activities in Japan or are organized under Japanese law. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in Japanese markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in Japan could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements prepared in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures may include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. Dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At December 31, 1995 the Portfolio did not have any open foreign currency contracts.

    e)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    f)The Portfolio incurred organization expenses in the amount of $33,000. These costs were deferred and are being amortized on a straight-line basis over a five year period from the commencement of operations.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.65% of the Portfolio's average daily net assets. For the period March 28, 1995 (commencement of operations) through December 31, 1995 such fees amounted to $1,777,126.

    b)The Portfolio has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administration Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the period March 28, 1995 (commencement of operations) through December 28, 1995 such fees amounted to $16,967.

      Effective December 29,1995, the Administration Agreement was amended such that the fee charged would be equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to this agreement (the "Master Portfolios") and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share its net assets bear to the total net assets of The Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period December 29, 1995 through December 31, 1995 such fees amounted to $451.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan under which Morgan received a fee for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund service fee, and brokerage costs at 0.15% of the Portfolio's average daily net assets up to $200 million, 0.10% on the next $200 million of average daily net assets, 0.05% of the next $200 million of average daily net assets and 0.03% of average daily net assets thereafter. For the period March 28, 1995 (commencement of operations) through August 31, 1995, the fee for these services amounted to $147,123. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios, in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that the Portfolio's net assets bear to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services. For the period December 29, 1995 through December 31, 1995 such fees amounted to $851.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $21,727 for the period March 28, 1995 (commencement of operations) through December 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Series Portfolio as well as the funds and the corresponding portfolios of two other affiliated series. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,800.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period March 28, 1995 (commencement of operations) through December 31, 1995 were as follows:

   COST OF         PROCEEDS
  PURCHASES       FROM SALES
--------------  --------------
 $290,861,582   $  209,552,328

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Japan Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Japan Equity Portfolio (one of three portfolios comprising The Series Portfolio, hereafter referred to as the "Portfolio") at December 31, 1995, and the results of its operations, the changes in its net assets and the supplementary data for the period March 28, 1995 (commencement of operations) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 23, 1996